Transactions with Related Parties - Statement of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 18,819	$ 16,019	$ 12,215
Tsakos Energy Management Limited (management fees)	16,457	15,896	15,887
Total expenses with related parties	38,446	36,266	35,533
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	6,189	5,219	5,304
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	15,840	15,487	15,587
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	2,091	1,621	1,280
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,529	9,129	9,701
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 4,797	$ 4,810	$ 3,661